Property, Plant and Equipment	3 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Property, plant and equipment

11 Property, plant and equipment

Changes in property, plant and equipment:

	Balance at January 1, 2026	Additions net of transfers(1)	Disposals	Depreciation expense	Exchange rate variation	Balance at March 31, 2026
Buildings	4,496,924	160,164	(31,659)	(76,728)	102,910	4,651,611
Land	1,168,187	20,927	(14,219)	—	32,842	1,207,737
Machinery and equipment	4,446,022	221,039	(12,268)	(173,977)	83,277	4,564,093
Facilities	867,977	37,788	(908)	(16,533)	46,846	935,170
Computer equipment	194,719	18,456	(305)	(16,497)	1,086	197,459
Vehicles (land and air)	371,819	22,880	(5,113)	(14,544)	13,114	388,156
Construction in progress	1,697,271	33,962	(1,633)	—	29,029	1,758,629
Other	402,739	10,092	(256)	(14,231)	1,644	399,988
	13,645,658	525,308	(66,361)	(312,510)	310,748	14,102,843

	Balance at January 1, 2025	Additions net of transfers(1)	Disposals	Depreciation expense	Exchange rate variation	Balance at March 31, 2025
Buildings	3,991,581	76,631	(2,279)	(60,711)	128,144	4,133,366
Land	1,060,288	2,617	(1,396)	—	46,584	1,108,093
Machinery and equipment	4,038,196	153,451	(719)	(155,514)	109,328	4,144,742
Facilities	682,348	29,983	(1,001)	(12,387)	53,315	752,258
Computer equipment	187,164	20,708	(1,205)	(14,153)	2,742	195,256
Vehicles (land and air)	275,582	30,778	(6,717)	(10,985)	12,091	300,749
Construction in progress	1,238,785	(69,170)	(1,194)	—	47,653	1,216,074
Other	306,936	22,780	(110)	(11,554)	3,902	321,954
	11,780,880	267,778	(14,621)	(265,304)	403,759	12,172,492

(1)	Additions for each category includes transfer from construction in progress during the period.

For the three-month period ended March 31, 2026, the amount of capitalized interest added to construction in progress and included in additions was US$11,009 (US$10,015 for the three-month period ended March 31, 2025).

The capitalization rate used on March 31, 2026 was 6.09% p.y. (7.46% p.y. for the three-month period ended March 31, 2025).

The Group tests the recoverability of its assets annually using the value-in-use concept through discounted cash flow models. The formal test is performed at the end of the fiscal year on December 31, and impairment indicators are monitored throughout the year. For the three-month period ended March 31, 2026, there were no indicators of impairment.